Consolidated Balance Sheets (Parenthetical) shares in Thousands, $ in Thousands	Dec. 31, 2018 USD ($) $ / shares shares	Dec. 31, 2018 CNY (¥) shares	Dec. 31, 2017 $ / shares	Dec. 31, 2017 CNY (¥) shares
Accounts payable of the consolidated VIEs without recourse to the primary beneficiaries	$ 346,857	¥ 2,384,818,000		¥ 2,442,531,000
Salary and welfare payables of the consolidated VIEs without recourse to the primary beneficiaries	435,153	2,991,897,000		2,189,110,000
Taxes payable of the consolidated VIEs without recourse to the primary beneficiaries	330,452	2,272,023,000		1,564,692,000
Short-term loans of the consolidated VIEs without recourse to the primary beneficiaries	1,986,554	13,658,554,000		6,623,502,000
Deferred revenue of the consolidated VIEs without recourse to the primary beneficiaries	1,156,753	7,953,255,000		6,237,969,000
Accrued liabilities and other payables of the consolidated VIEs without recourse to the primary beneficiaries	850,624	5,848,463,000		4,692,310,000
Long-term payable of the consolidated VIEs without recourse to the primary beneficiaries	$ 7,804	¥ 53,656,000		¥ 18,250,000
Ordinary shares, US$0.0001 par value (in dollars per share) | $ / shares	$ 0.0001		$ 0.0001
Ordinary shares, shares authorized | shares	1,000,300,000	1,000,300,000		1,000,300,000
Ordinary shares, shares issued | shares	3,199,018	3,199,018		3,283,217
Ordinary shares, shares outstanding | shares	3,199,018	3,199,018		3,283,217
Primary Beneficiary Consolidated VIEs
Accounts payable of the consolidated VIEs without recourse to the primary beneficiaries		¥ 1,022,340,000		¥ 941,358,000
Salary and welfare payables of the consolidated VIEs without recourse to the primary beneficiaries		109,917,000		106,265,000
Taxes payable of the consolidated VIEs without recourse to the primary beneficiaries		84,118,000		22,058,000
Short-term loans of the consolidated VIEs without recourse to the primary beneficiaries		129,900,000		0
Deferred revenue of the consolidated VIEs without recourse to the primary beneficiaries		6,672,715,000		5,853,904,000
Accrued liabilities and other payables of the consolidated VIEs without recourse to the primary beneficiaries		1,866,234,000		1,966,436,000
Long-term payable of the consolidated VIEs without recourse to the primary beneficiaries		¥ 7,500,000		¥ 7,500,000